CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES	$ 5,505,734	$ 9,641,080	$ 14,532,941
COST OF REVENUES( includes cost of revenues from related party of $350,987 for the year ended December 31, 2021)	3,527,402	7,373,652	4,718,093
GROSS PROFIT	1,978,332	2,267,428	9,814,848
OPERATING EXPENSES:
Selling	3,368,714	3,828,835	1,837,768
General and administrative	7,040,141	5,950,329	1,712,034
Research and development	3,323,361	3,269,680	1,897,349
Long-live assets impairment	2,631,019	3,692,047
Total operating expenses	16,363,235	16,740,891	5,447,151
(LOSS) INCOME FROM OPERATIONS	(14,384,903)	(14,473,463)	4,367,697
OTHER INCOME (EXPENSE)
Interest income	2,994	9,135	6,989
Interest expense	(1,450,707)	(317,402)	(208,506)
Other income, net	(431,118)	679,875	180,051
Total other income (expense), net	(1,878,831)	371,608	(21,466)
(LOSS) INCOME BEFORE INCOME TAXES	(16,263,734)	(14,101,855)	4,346,231
PROVISION FOR OF INCOME TAXES	(77,649)	124,058	286,071
NET (LOSS) INCOME	(16,186,085)	(14,225,913)	4,060,160
Less: Net (loss) income attributable to noncontrolling interest	(919,106)	(353,681)	61,886
NET (LOSS) INCOME ATTRIBUTABLE TO INFOBIRD CO.,LTD	(15,266,979)	(13,872,232)	3,998,274
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(237,046)	102,084	476,580
TOTAL COMPREHENSIVE (LOSS) INCOME	(16,423,131)	(14,123,829)	4,536,740
Less: Comprehensive (loss) income attributable to noncontrolling interests	(925,589)	(349,769)	73,745
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO INFOBIRD CO., LTD	$ (15,497,542)	$ (13,774,060)	$ 4,462,995